Submission	Aug. 27, 2025
Submission [Line Items]
Central Index Key	0000901243
Registrant Name	BLACKROCK MUNIASSETS FUND, INC.
Registration File Number	333-288712
Form Type	N-14
Submission Type	N-14 8C/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A